The Prudential Investment Portfolios, Inc.
Gateway Center Three,
100 Mulberry Street
Newark, New Jersey 07102

December 19, 2014

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             The Prudential Investment Portfolios, Inc.

Initial Registration Statement on Form N-14 (File No. 811-07343)

Commissioners:

On behalf of The Prudential Investment Portfolios, Inc. (the Registrant), a Maryland corporation, we are hereby filing the Fund’s initial Registration Statement on Form N-14 (the “Registration Statement”) in connection with the special meetings of shareholders of Target Large Capitalization Growth Portfolio (the “Portfolio”), a series of The Target Portfolio Trust (the “Meeting”).  These materials include the notice of the Meeting, the proxy statement, and the form of proxy card.  At the Meeting, shareholders will be asked to vote to approve or disapprove the acquisition by the Fund of the Portfolio (the “Reorganization”).

To assist you with the review of this filing, we note that many sections of the Registration Statement are substantially similar to the following registration statements on Form N-14 that have been recently reviewed by the staff:

•                  Prudential Investment Portfolios, Inc. 17, effective on December 11, 2014 (File No. 333-200087); and

•                  Prudential World Fund, effective on September 18, 2014 (File No. 333-198221) (the “Prior filings”).

The Registration Statement disclosure is substantially similar to the Prior filings, except with respect to the specific details relating to the Reorganization, the pro forma expenses, performance and financial information.

It is proposed that the filing become effective on January 20, 2015 pursuant to Rule 488 under the Securities Act of 1933, as amended.  Therefore, we would appreciate receiving the staff’s comments on or about January 12, 2015.

We would appreciate receiving the staff’s comments at your earliest convenience.  Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,
/s/ Claudia DiGiacomo
Claudia DiGiacomo